FINANCIAL INSTRUMENTS - Summary of Derivatives (Details) - Dec. 31, 2018 bbl in Thousands, lb in Millions, K in Millions, $ in Millions	USD ($) lb bbl	PGK (K) lb bbl
Interest rate contracts | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 42
Interest rate contracts | Interest rate risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	42
Interest rate contracts | Interest rate risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	1
Interest rate contracts | Interest rate risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	0
Interest rate contracts | Less than 1 year | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	28
Interest rate contracts | 2 to 3 years | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	14
Interest rate contracts | 4 to 5 years | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 0
Currency swap contract | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		K 23
Currency swap contract | Currency risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		0
Currency swap contract | Currency risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		0
Currency swap contract | Currency risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		23
Currency swap contract | Less than 1 year | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		23
Currency swap contract | 2 to 3 years | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		0
Currency swap contract | 4 to 5 years | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | K		K 0
Copper bought floor contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0
Copper bought floor contracts | Commodity price risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0
Copper bought floor contracts | Commodity price risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	2	2
Copper bought floor contracts | Commodity price risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0
Copper bought floor contracts | Less than 1 year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0
Copper bought floor contracts | 2 to 3 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0
Copper bought floor contracts | 4 to 5 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0
Fuel contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	114	114
Fuel contracts | Commodity price risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	0	0
Fuel contracts | Commodity price risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	(3,000)	(3,000)
Fuel contracts | Commodity price risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	114	114
Fuel contracts | Less than 1 year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	114	114
Fuel contracts | 2 to 3 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	0	0
Fuel contracts | 4 to 5 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	0	0